RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of related party transactions [Abstract]
Disclosure of transactions between related parties
The compensation of key management for employee services are as follows:

	2020	2019
Salaries and other short-term employee benefits	$6.5	$6.4
Post-employment benefits – defined benefit plans	2.5	1.9
Share-based payments expense	(8.8)	18.9
	$0.2	$27.2
The Company’s outstanding balances with its equity accounted investees are as follows:

	2020	2019
Accounts receivable (Note 9)	$51.2	$33.9
Contract assets	38.5	13.4
Other non-current assets	25.6	18.7
Accounts payable and accrued liabilities (Note 16)	5.7	2.2
Contract liabilities	28.8	30.7
Other non-current liabilities	1.7	1.6
The Company’s transactions with its equity accounted investees are as follows:

	2020	2019
Revenue	$166.0	$65.5
Purchases	2.5	2.4
Other income	1.5	1.4